Finance lease receivables - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Hire purchases, net investment in hire purchases, allowance for uncollectible minimum payments	£ 360	£ 252